Note 5 - Property and Equipment (Details) - Property and Equipment (USD $)	Nov. 30, 2013	Nov. 30, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 4,238,800	$ 4,532,101
Accumulated amortization	3,007,491	2,996,398
Net book value	1,231,309	1,535,703
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	228,854	243,798
Accumulated amortization	177,831	188,935
Net book value	51,023	54,863
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Cost	113,862	126,568
Accumulated amortization	79,603	53,916
Net book value	34,259	72,652
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	126,690	140,829
Accumulated amortization	91,335	98,091
Net book value	35,355	42,738
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,378,621	2,602,478
Accumulated amortization	1,404,479	1,383,709
Net book value	974,142	1,218,769
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,111,731	1,108,246
Accumulated amortization	1,087,083	1,108,246
Net book value	24,648
Laboratory Equipment Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	202,584	225,192
Accumulated amortization	100,138	88,617
Net book value	102,446	136,575
Computer Equipment Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	76,458	84,990
Accumulated amortization	67,022	74,884
Net book value	$ 9,436	$ 10,106